Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP Third Federal 401(k) Savings Plan	3 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Abstract]
Entity Tax Identification Number	34-0573493
EBP, Plan Number	002
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 2,808,933
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	220,977,254
EBP, Asset Held for Investment	$ 223,786,187
Entity Tax Identification Number	34-0573493
EBP, Plan Number	002
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Investment, Identifier [Axis]: AB/Brown/Emerald Smallcap Growth I Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,243,309
Investment, Identifier [Axis]: American Balanced R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,690,220
Investment, Identifier [Axis]: Europacific Growth R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,097,136
Investment, Identifier [Axis]: Fidelity Mid CP Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 729,687
Investment, Identifier [Axis]: Goldman Sachs Bond R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,915,741
Investment, Identifier [Axis]: Growth Fund of America R6 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 26,973,397
Investment, Identifier [Axis]: Principal Core Plus Bond Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 5,218,342
Investment, Identifier [Axis]: Principal Large Cap S&P 500 Index Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,605,501
Investment, Identifier [Axis]: Principal LifeTime 2015 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 352,935
Investment, Identifier [Axis]: Principal LifeTime 2020 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 979,239
Investment, Identifier [Axis]: Principal LifeTime 2025 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,211,475
Investment, Identifier [Axis]: Principal LifeTime 2030 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,703,087
Investment, Identifier [Axis]: Principal LifeTime 2035 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 7,714,299
Investment, Identifier [Axis]: Principal LifeTime 2040 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,115,619
Investment, Identifier [Axis]: Principal LifeTime 2045 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,658,440
Investment, Identifier [Axis]: Principal LifeTime 2050 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,523,727
Investment, Identifier [Axis]: Principal LifeTime 2055 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,062,259
Investment, Identifier [Axis]: Principal LifeTime 2060 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 990,716
Investment, Identifier [Axis]: Principal LifeTime 2065 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 761,280
Investment, Identifier [Axis]: Principal LifeTime 2070 Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 56,972
Investment, Identifier [Axis]: Principal LifeTime Strategic Income Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 299,678
Investment, Identifier [Axis]: Principal Mid Cap Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Pooled Separate Account
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,433,289
Investment, Identifier [Axis]: Putnam International Equity Y Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,756,707
Investment, Identifier [Axis]: TFS Financial Corporation Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 14,834,206
Investment, Identifier [Axis]: Third Federal S&L Certificate of Deposit Portfolio 0.499% - 4.426%
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Certificates of Deposit
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,792,949
Investment, Identifier [Axis]: US Small Cap I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,692,217
Investment, Identifier [Axis]: US Targeted Value I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 65,835
Investment, Identifier [Axis]: Vanguard Federal Money Market Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 10,094,105
Investment, Identifier [Axis]: Vanguard Select Value Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,522,017
Investment, Identifier [Axis]: Westwood/Barrow Hanley Largecap Value III Separate Account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Investment, Issuer Name, Other [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Other Security Investments [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,882,870